Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

20. Subsequent Events

On February 4, 2021, the Company announced the pricing of its offering of $300 million of 8.500% senior unsecured notes due in 2028. The Company intends to use the net proceeds from the offering, together with a new $815 million senior secured credit facility and a new $135 million sale leaseback arrangement, to implement a $1.25 billion refinancing of a substantial majority of its outstanding senior secured indebtedness. The notes offering closed on February 11, 2021 and the net proceeds of the notes offering were placed in an escrow account until the completion of the debt refinancing. The Company will be required to use the escrowed net proceeds, together with cash on hand, to redeem the notes at par, plus accrued and unpaid interest to but excluding the redemption date, if the refinancing is not completed by August 9, 2021. The $815 million senior secured credit facility remains subject to negotiation and entry into definitive documentation, and the transactions contemplated thereby, and by the $135 million sale leaseback arrangement, remain subject to customary closing conditions.

On January 27, 2021, ZIM completed its initial public offering and listing on the New York Stock Exchange of its ordinary shares. The Company currently owns 10,186,950 ordinary shares of ZIM, which shareholding interest was valued at $203.1 million as of February 26, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date, and recorded at a book value of $75 thousands as of December 31, 2020.

On January 20, 2021, the Company received $3.9 million from Hanjin Shipping as a partial payment of common benefit claim applied to the unpaid charter hires plus other outstandings and interest for the period from the date of Hanjin Shipping’s filing for bankruptcy until the termination notices for each respective charterparty.

On February 12, 2021, the Board and the Compensation Committee granted an aggregate of  110,000 fully vested shares of common stock to our executive officers and independent directors and 40,000 shares, which may be subject to vesting of up to three years, were approved for future issuance to employees of our Manager under our Amended and Restated 2006 Equity Compensation Plan.